SHARE-BASED COMPENSATION - Summary of Share Options Activity (Detail) - Share options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance	1,884,291
Number of Share Options, Exercised	(1,867,743)
Number of Share Options, Ending Balance	0	1,884,291
Number of Share Options, Fully vested and exercisable	0
Weighted-Average Exercise Price, Beginning Balance	$ 1.75
Weighted-Average Exercise Price, Exercised	1.75
Weighted-Average Exercise Price, Ending Balance	0	$ 1.75
Weighted-Average Exercise Price, Fully vested and exercisable	$ 0
Weighted-Average Remaining Contractual Term, Outstanding	0 years
Weighted-Average Remaining Contractual Term, Fully vested and exercisable	0 years
Aggregate Intrinsic Value, Outstanding	$ 0
Aggregate Intrinsic Value, Fully vested and exercisable	$ 0
'Number of Share Options, expired	(16,548)
Weighted-Average Exercise Price, expired	$ 1.75
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance	28,846,227
Number of Share Options, Granted	4,606,884
Number of Share Options, Exercised	(787,074)
Number of Share Options, Forfeited or expired	(1,969,931)
Number of Share Options, Ending Balance	30,696,106	28,846,227
Number of Shares Options, Fully vested and expected to vest	30,696,106
Number of Shares Options, Exercisable	15,886,549
Weighted-Average Exercise Price, Beginning Balance	$ 5.93
Weighted-Average Exercise Price, Granted	6.84
Weighted-Average Exercise Price, Exercised	5.52
Weighted-Average Exercise Price, Forfeited or expired	5.99
Weighted-Average Exercise Price, Ending Balance	6.07	$ 5.93
Weighted-Average Exercise Price, Fully vested and expected to vest	6.07
Weighted-Average Exercise Price, Exercisable	$ 6.77
Weighted-Average Remaining Contractual Term, Outstanding	6 years 8 months 12 days
Weighted-Average Remaining Contractual Term, Fully vested and expected to vest	6 years 8 months 12 days
Weighted-Average Remaining Contractual Term, Exercisable	5 years 29 days
Aggregate Intrinsic Value, Outstanding	$ 0
Aggregate Intrinsic Value, Fully vested and expected to vest	0
Aggregate Intrinsic Value, Exercisable	$ 0
MRP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Granted	0	0	0
Number of Share Options, Exercised	0	0	0
MRP Share Incentive Plan [Member] | Cash-settled [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance	1,025,657
Number of share Options, Vested	(1,025,657)
Number of Share Options, Ending Balance	0	1,025,657
Weighted-Average Remaining Contractual Term, Outstanding	0 years
Melco International Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance	14,200,000
Number of Share Options, Granted	0	0	0
Number of Share Options, Exercised	0	0	0
Number of Share Options, Ending Balance	14,200,000	14,200,000
Number of Shares Options, Fully vested and expected to vest	14,200,000
Number of Shares Options, Exercisable	9,467,000
Weighted-Average Exercise Price, Beginning Balance	$ 2.45
Weighted-Average Exercise Price, Ending Balance	2.43	$ 2.45
Weighted-Average Exercise Price, Fully vested and expected to vest	2.43
Weighted-Average Exercise Price, Exercisable	$ 2.43
Weighted-Average Remaining Contractual Term, Outstanding	7 years 8 months 8 days
Weighted-Average Remaining Contractual Term, Fully vested and expected to vest	7 years 8 months 8 days
Weighted-Average Remaining Contractual Term, Exercisable	7 years 8 months 8 days
Aggregate Intrinsic Value, Outstanding	$ 0
Aggregate Intrinsic Value, Fully vested and expected to vest	0
Aggregate Intrinsic Value, Exercisable	$ 0